PERFORMANCE SHARE UNITS - Disclosure of performance share units activity (Details) - Performance share units ("PSUs") [Member] - Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	0	0
Issued	800,000
Outstanding, end of period	800,000	0
Unvested	800,000
Vested	0